Warrants - Additional Information (Detail) - $ / shares	2 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Threshold limit to file with the SEC a registration statement	20 days	20 days
Share price	$ 10.00	$ 10.00
Share Price Equals Or Exceeds Eighteen USD [Member]
Class of Warrant or Right [Line Items]
Share price	$ 18.00	$ 18.00
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of days from which public warrants will become exercisable	30 days	30 days
Term of warrants	5 years	5 years
Share price	$ 0.01	$ 0.01
Warrant minimum days for prior written notice of redemption	30 days	30 days
Number of consecutive trading days to determine call of warrant redemption	20 days	20 days
Number of trading days to determine call of warrant redemption	30 days	30 days
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Threshold limit for warrants exercised will not be transferable or saleable after the completion of business combination	30 days	30 days